Loan Servicing - Activity for MSRs And Related Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mortgage servicing rights:
Carrying amount, net, beginning of year	$ 9,008	$ 8,613	$ 9,013
Additions	2,286	1,748	1,026
Amortization	(1,835)	(1,637)	(1,631)
Change in valuation allowance	(193)	284	205
Carrying amount, net, end of year	9,266	9,008	8,613
Valuation allowance:
Beginning of year	542	826	1,031
Change in valuation allowance	193	(284)	(205)
End of year	$ 735	$ 542	$ 826